Notes Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Summary of future minimum monthly note payments
Year	Amount
2014	$450,428
2015	166,205
2016	13,821
2017	8,375
Total	$638,829

Year	Amount
2013	$12,105
2014	12,703
2015	13,330
2016	13,988
2017	4,815
Total	$56,941